Consolidated statements of changes in equity - EUR (€) € in Thousands	Total		Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Adjusted Balance [member]	Share capital [member]	Share capital [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Share capital [member] Adjusted Balance [member]	IFRS translation reserve [member]	IFRS translation reserve [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	IFRS translation reserve [member] Adjusted Balance [member]	IAS 19 reserve [member]	IAS 19 reserve [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	IAS 19 reserve [member] Adjusted Balance [member]	Other reserves [member]	Other reserves [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Other reserves [member] Adjusted Balance [member]	Retained earnings [member]	Retained earnings [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Retained earnings [member] Adjusted Balance [member]	Attributable to Owners of the Company [member]	Attributable to Owners of the Company [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Attributable to Owners of the Company [member] Adjusted Balance [member]	Attributable to Non-controlling interests [member]	Attributable to Non-controlling interests [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Attributable to Non-controlling interests [member] Adjusted Balance [member]
Equity, beginning balance at Jan. 01, 2017	€ 143,999				€ 54,853			€ 12,606						€ 11,459			€ 61,636			€ 140,554			€ 3,445
Dividends distribution	(726)																						(726)
Loss for the year	(30,845)	[1]															(30,392)			(30,392)			(453)
Other comprehensive income/(loss) for the year	(7,894)							(7,551)			€ (116)									(7,667)			(227)
Equity, ending balance at Dec. 31, 2017	104,534		€ (37)	€ 104,497	54,853		€ 54,853	5,055		€ 5,055	(116)		€ (116)	11,459		€ 11,459	31,244	€ (37)	€ 31,207	102,495	€ (37)	€ 102,458	2,039		€ 2,039
Dividends distribution	(453)																						(453)
Capital contribution	194																						194
Loss for the year	33,119																33,289			33,289			(170)
Other comprehensive income/(loss) for the year	824							227			573									800			24
Equity, ending balance at Dec. 31, 2018	138,181				54,853			5,282			457			11,459			64,496			136,547			1,634
Capital contribution	346																						346
Loss for the year	(33,680)																(33,370)			(33,370)			(310)
Other comprehensive income/(loss) for the year	(29)							564			(615)									(51)			22
Equity, ending balance at Dec. 31, 2019	€ 104,818				€ 54,853			€ 5,846			€ (158)			€ 11,459			€ 31,126			€ 103,126			€ 1,692

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).